Share-based Compensation Expenses - Summary of Company's Option Activity under 2008 Plan (Details) - Stock options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Granted (in dollars per share)	$ 0.15
2008 Plan [Member]
Number of share options
Outstanding as of beginning of the period (in shares)	13,976,607
Granted (in shares)	14,847,631
Exercised (in shares)	(253,320)
Forfeited (in shares)	(2,961,631)
Outstanding as of end of the period (in shares)	25,609,287	13,976,607
Vested and expected to vest at end of the period (in shares)	23,603,747
Exercisable at the end of the period (in shares)	10,761,656
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)	$ 1.81
Granted (in dollars per share)	0.3333
Exercised (in dollars per share)	0.03
Forfeited (in dollars per share)	1.83
Outstanding as of end of the period (in dollars per share)	0.97	$ 1.81
Vested and expected to vest at end of the period (in dollars per share)	1.02
Exercisable at the end of the period (in dollars per shares)	$ 1.85
Weighted Average Remaining Contractual Life
Outstanding as of end of the period	6 years 6 months 21 days	3 years 8 months 26 days
Vested and expected to vest at end of the period	6 years 3 months 21 days
Exercisable at the end of the period	2 years 4 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 6 months 21 days	3 years 8 months 26 days
Aggregate Intrinsic Value
Outstanding as of end of the period	$ 3,920	$ 825
Vested and expected to vest at end of the period	3,584
Exercisable	$ 1,395